Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options
Schedule of assumptions used in determining stock based compensation costs under the Black-Scholes option pricing model
	2011	2012	2013
Expected volatility	86.91%	82.89%	—
Risk-free interest rate	0.36%	0.39%	—
Expected life (years)	3.24	2.95	—
Dividend yield	Nil	Nil	—
Estimated forfeiture rate	10%	10%	—

Summary of stock options activity

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at December 31, 2012	1,448,200	$2.02	1,617,138
Granted	—	—	—
Exercised	(478,800)	1.79	—
Forfeited	(65,000)	2.15	—
Outstanding as at December 31, 2013	904,400	$2.14	$3,603,712

Vested and expected to vest as at December 31, 2013	841,520	$2.12	$3,367,912
Exercisable as at December 31, 2013	520,900	$1.96	$2,165,587

Schedule of stock options by range of exercise prices

As at December 31, 2013

			Average			Average
Exercise	Number of	Remaining	Exercise	Number	Remaining	Exercise
Prices	Options	Contractual	Price	of Options	Contractual	Price
($/option)	Outstanding	Life (years)	($/option)	Exercisable	Life (years)	($/option)

$1.60	275,600	0.05	$1.60	275,600	0.05	$1.60
$2.37	628,800	2.99	$2.37	245,300	2.99	$2.37
	904,400	2.09	$2.14	520,900	1.44	$1.96